E:\REVISED PROSP SAIS STICKERS\STICKERS\1999\10 04 99 CSIF Treas, indig people.doc
                                 SUPPLEMENT TO:

                     CALVERT SOCIALLY RESPONSIBLE PROSPECTUS
                         CALVERT SOCIAL INVESTMENT FUND
                 DATED JANUARY 31, 1999, AS REVISED MAY 31, 1999

                                       AND

                    CLASS I (INSTITUTIONAL) SHARES PROSPECTUS
                         CALVERT SOCIAL INVESTMENT FUND
                DATED JANUARY 31, 1999, AS REVISED APRIL 1, 1999

                    DATE OF THIS SUPPLEMENT: OCTOBER 4, 1999


Calvert Social Investment Fund has adopted a policy on the rights of indigenous peoples as a new social investment criteria.